Summary of Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Aug. 05, 2013	Jan. 19, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 20, 2011	Jul. 23, 2012	Dec. 31, 2011	Sep. 01, 2014	May 28, 2014	Sep. 26, 2013
Stock issued under sale and purchase for agreement, amount		$ 355,000
Additional shares issued on sale and purchase agreement		2,650,000
Stockholders equity, reverse split	1 for 100 reverse stock split, which reduced the number of issued and outstanding common shares from 2,903,888,889 to approximately 29,039,066.						653 shares of common stock in conjunction with the rounding of shares produced by the reverse stock split previously described in this filing
Stock issued during period, reverse stock split	29,039,066
Common stock, shares authorised			2,000,000,000		2,000,000,000		475,000,000	475,000,000		4,000,000,000
Cash and cash equivalents			12,325	73,293	12,325	73,293	33,335	338			15,560
Inventories			9,219		9,219		0	0
Property and equipment, estimated useful life							3 years	7 years
Stock issued for convertible note							91,935,386
Allowance for Doubtful accounts			0	0	0	0	0	0
Bad debt expense related to customer receivables							0	462
Convertible notes and warrants outstanding, conversion of common stock			567,425,057		567,425,057
Stock based compensation					2,950	29,570	29,570	3,062,015
Minimum [Member]
Common stock, shares authorised												2,000,000,000	475,000,000	4,000,000,000
Maximum [Member]
Common stock, shares authorised												975,000,000	975,000,000	475,000,000
Anthus Life Corporation [Member]
Number of common stock shares received on sale and purchase agreement, issued									77,588,470
Number of common stock shares received on sale and purchase agreement, outstanding									79,388,470
Preferred shares issued in exchange of schedule payments									10,000,000
Common stock issued on sale and purchased agreement									1,300,000
Sale and purchase price per agreement									$ 350,000